Related Party Transactions - Additional Information (Detail1) - USD ($)									3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Apr. 29, 2024	Feb. 01, 2024	Nov. 01, 2023	Oct. 17, 2023	Oct. 25, 2022	Jun. 01, 2022	Mar. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 07, 2024	May 02, 2023	May 01, 2022
Related Party Transaction [Line Items]
Gain resulting from acquisition of unconsolidated affiliates														$ 16,101,237
Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Reimbursements payable to SAM under the Administrative Services Agreement									$ 276,000	$ 103,000	$ 634,000	$ 272,000	$ 500,000	300,000
Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Percentage of revenue from tenant protection programs											0.10%		0.10%
SSGT II Merger Agreement
Related Party Transaction [Line Items]
Subordinated distribution value																	$ 16,100,000
Gain resulting from acquisition of unconsolidated affiliates							$ 16,100,000
Write-off of carrying value related to intangible asset							1,400,000
Change in deferred tax liability							$ 300,000
Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Transition Fee		$ 150,000
TRS Subsidiary | Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Percentage of revenue from tenant protection programs											99.90%		99.90%
Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage											17.50%		10.00%
Managed REIT
Related Party Transaction [Line Items]
Equity method investment, ownership percentage									0.10%		0.10%		0.10%
Managed REIT | TRS Subsidiary
Related Party Transaction [Line Items]
Equity method investment, ownership percentage									99.90%		99.90%		99.90%
Class A Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering													7.00%
Class T Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering													2.00%
Related Party | Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Receivables due from related parties									$ 18,800,000		$ 18,800,000		$ 6,500,000	$ 2,000,000
SmartStop Asset Management | Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Percentage of membership interest											100.00%		100.00%
SST VI
Related Party Transaction [Line Items]
Public offering extended expiry date			Mar. 17, 2025	Sep. 12, 2025
Offering price				$ 9.3											$ 10
Payables to related parties									200,000		$ 200,000		$ 200,000
SST VI | Subsequent Event
Related Party Transaction [Line Items]
Public offering extended expiry date			Mar. 17, 2025
SST VI | Class A Common stock
Related Party Transaction [Line Items]
Offering price				10											10
SST VI | Class A Common stock | Maximum
Related Party Transaction [Line Items]
Offering price				$ 10											10
SST VI | Common Class Y And Z
Related Party Transaction [Line Items]
Share Price															$ 10
SST VI Advisory Agreement | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage								10.00%			17.50%
SST VI Advisory Agreement | Class W
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement						1.50%							1.00%
Shares sold in public offering													59,000	11,000
SST VI Advisory Agreement | Class Z
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement					1.50%						1.50%
Shares sold in public offering													5,000
Cost incurred in public offering									13,000		$ 29,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties														$ 15,000
Payables to related parties									30,000		30,000		$ 11,000
Administrative Services Agreement | Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Administrative service fees									$ 39,000	$ 36,000	$ 160,000	$ 536,000	$ 700,000	$ 700,000
SST VI OP | Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares redeemed																600,000
Interest Payable																$ 15,100,000
SSGT III Bridge Loan
Related Party Transaction [Line Items]
Line of credit facility, Frequency of payments											SSGT III will be required to pay down at least 15% of the balance within four months, 35% within six months, 55% within nine months, and 75% within twelve months from the final draw.
Net proceeds to pay down within four months	15.00%
Net proceeds to pay down within six months	35.00%
Net proceeds to pay down within nine months	55.00%
Net proceeds to pay down within twelve months	75.00%
SSGT III Bridge Loan | Daily simple SOFR plus.
Related Party Transaction [Line Items]
Debt instrument, variable interest rate	300.00%